Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Charles Schwab Family of Funds
Entity Central Index Key	0000857156
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Schwab Prime Advantage Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Prime Advantage Money Fund
Class Name	Investor Shares
Trading Symbol	SWVXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED
June
30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Prime Advantage Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 389,718,000,000
Holdings Count | Holding	712
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$389,718
Number of Holdings	712
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	3.49%
Seven-Day Yield (without waivers)	3.48%
Seven-Day Effective Yield (with waivers)	3.55%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Prime Advantage Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Prime Advantage Money Fund
Class Name	Ultra Shares
Trading Symbol	SNAXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Prime Advantage Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 389,718,000,000
Holdings Count | Holding	712
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$389,718
Number of Holdings	712
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	3.64%
Seven-Day Yield (without waivers)	3.63%
Seven-Day Effective Yield (with waivers)	3.70%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Sweep Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Sweep Shares
Trading Symbol	SWGXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Sweep Shares*	$22	0.44% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.44%	[1],[2]
Net Assets	$ 86,941,000,000
Holdings Count | Holding	288
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$86,941
Number of Holdings	288
Weighted Average Maturity	42 Days
Seven-Day Yield (with waivers)	3.27%
Seven-Day Yield (without waivers)	3.26%
Seven-Day Effective Yield (with waivers)	3.32%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Investor Shares
Trading Symbol	SNVXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 86,941,000,000
Holdings Count | Holding	288
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$86,941
Number of Holdings	288
Weighted Average Maturity	42 Days
Seven-Day Yield (with waivers)	3.37%
Seven-Day Yield (without waivers)	3.36%
Seven-Day Effective Yield (with waivers)	3.42%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Ultra Shares
Trading Symbol	SGUXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 86,941,000,000
Holdings Count | Holding	288
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$86,941
Number of Holdings	288
Weighted Average Maturity	42 Days
Seven-Day Yield (with waivers)	3.52%
Seven-Day Yield (without waivers)	3.51%
Seven-Day Effective Yield (with waivers)	3.58%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab U.S. Treasury Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Treasury Money Fund
Class Name	Investor Shares
Trading Symbol	SNSXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 107,449,000,000
Holdings Count | Holding	75
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$107,449
Number of Holdings	75
Weighted Average Maturity	53 Days
Seven-Day Yield (with waivers)	3.38%
Seven-Day Yield (without waivers)	3.38%
Seven-Day Effective Yield (with waivers)	3.44%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab U.S. Treasury Money Fund - Ultra Shares [Member]
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Treasury Money Fund
Class Name	Ultra Shares
Trading Symbol	SUTXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months END
ED J
une 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 107,449,000,000
Holdings Count | Holding	75
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$107,449
Number of Holdings	75
Weighted Average Maturity	53 Days
Seven-Day Yield (with waivers)	3.53%
Seven-Day Yield (without waivers)	3.53%
Seven-Day Effective Yield (with waivers)	3.59%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Treasury Obligations Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Obligations Money Fund
Class Name	Investor Shares
Trading Symbol	SNOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 71,495,000,000
Holdings Count | Holding	94
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$71,495
Number of Holdings	94
Weighted Average Maturity	43 Days
Seven-Day Yield (with waivers)	3.38%
Seven-Day Yield (without waivers)	3.38%
Seven-Day Effective Yield (with waivers)	3.44%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Treasury Obligations Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Obligations Money Fund
Class Name	Ultra Shares
Trading Symbol	SCOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 71,495,000,000
Holdings Count | Holding	94
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$71,495
Number of Holdings	94
Weighted Average Maturity	43 Days
Seven-Day Yield (with waivers)	3.53%
Seven-Day Yield (without waivers)	3.53%
Seven-Day Effective Yield (with waivers)	3.59%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Retirement Government Money Fund
Shareholder Report [Line Items]
Fund Name	Schwab Retirement Government Money Fund
Class Name	Schwab Retirement Government Money Fund
Trading Symbol	SNRXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Retirement Government Money Fund*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 928,000,000
Holdings Count | Holding	197
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$928
Number of Holdings	197
Weighted Average Maturity	39 Days
Seven-Day Yield (with waivers)	3.55%
Seven-Day Yield (without waivers)	3.50%
Seven-Day Effective Yield (with waivers)	3.61%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWTXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 18,900,000,000
Holdings Count | Holding	1,437
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$18,900
Number of Holdings	1,437
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	2.38%
Seven-Day Yield (without waivers)	2.37%
Seven-Day Effective Yield (with waivers)	2.41%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SWOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 18,900,000,000
Holdings Count | Holding	1,437
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$18,900
Number of Holdings	1,437
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	2.53%
Seven-Day Yield (without waivers)	2.52%
Seven-Day Effective Yield (with waivers)	2.57%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab AMT Tax-Free Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab AMT Tax-Free Money Fund
Class Name	Investor Shares
Trading Symbol	SWWXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 4,195,000,000
Holdings Count | Holding	751
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$4,195
Number of Holdings	751
Weighted Average Maturity	34 Days
Seven-Day Yield (with waivers)	2.37%
Seven-Day Yield (without waivers)	2.34%
Seven-Day Effective Yield (with waivers)	2.40%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab AMT Tax-Free Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab AMT Tax-Free Money Fund
Class Name	Ultra Shares
Trading Symbol	SCTXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 4,195,000,000
Holdings Count | Holding	751
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$4,195
Number of Holdings	751
Weighted Average Maturity	34 Days
Seven-Day Yield (with waivers)	2.52%
Seven-Day Yield (without waivers)	2.49%
Seven-Day Effective Yield (with waivers)	2.55%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab California Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWKXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 9,096,000,000
Holdings Count | Holding	468
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$9,096
Number of Holdings	468
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.11%
Seven-Day Yield (without waivers)	2.10%
Seven-Day Effective Yield (with waivers)	2.13%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab California Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SCAXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 9,096,000,000
Holdings Count | Holding	468
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$9,096
Number of Holdings	468
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.26%
Seven-Day Yield (without waivers)	2.25%
Seven-Day Effective Yield (with waivers)	2.28%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab New York Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab New York Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWYXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 3,207,000,000
Holdings Count | Holding	391
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$3,207
Number of Holdings	391
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	2.41%
Seven-Day Yield (without waivers)	2.39%
Seven-Day Effective Yield (with waivers)	2.44%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab New York Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab New York Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SNYXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 3,207,000,000
Holdings Count | Holding	391
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$3,207
Number of Holdings	391
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	2.56%
Seven-Day Yield (without waivers)	2.54%
Seven-Day Effective Yield (with waivers)	2.59%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
[2]	Annualized.